ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

September 2, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:
ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668

Aptus Drawdown Managed Equity ETF (S000054088)
Aptus Collared Investment Opportunity ETF (S000065985)
Aptus Defined Risk ETF (S000062593)
Opus Small Cap Value ETF(S000062252)
Aptus International Enhanced Yield ETF (S000071790)
Aptus Enhanced Yield ETF (S000077779)
Aptus Large Cap Enhanced Yield ETF (S000080587)
(the “Funds”)

Aptus Large Cap Upside ETF (S000088187)
Aptus Deferred Income ETF (S000088186)
Aptus January Buffer ETF (S000085060)
Aptus April Buffer ETF (S000085061)
Aptus July Buffer ETF(S000085062)
Aptus October Buffer ETF (S000085063)
Aptus Laddered Buffer ETF(S000102168)
Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the Funds, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated August 28, 2026, and filed electronically as Post-Effective Amendment No. 1223 to the Trust’s Registration Statement on Form N-1A on August 26, 2026.

If you have any questions or require further information, do not hesitate to contact me at cheri.vaneperen@usbank.com.

Sincerely,

/s/ Cheri A. Van Eperen
Cheri A. Van Eperen
Assistant Secretary